INVESTMENT SECURITIES - Schedule of Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
FHLB of Pittsburgh and FRB stock	$ 508,375	$ 588,250
LIHTC investments	1,034,197	899,925
Equity securities	1,019,862	56,459
Interest-bearing deposits with an affiliate bank	5,000	5,000
Total	2,567,434	1,549,634
Equity securities, cost	23,000	48,200
Off-balance Securitization Trusts
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Equity securities	$ 4,400	$ 8,000